UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GuideStone Capital Management
Address:    2401 Cedar Springs Rd
            Dallas, TX 75201

Form 13F File Number:    28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rodric E. Cummins
Title:     Senior Vice President
Phone:     214.720.4752

Signature, Place, and Date of Signing:

    /s/ Rodric E. Cummins             Dallas, TX                6-13-06
-----------------------------    -----------------------      ------------
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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     FORM 13F
     FILE NUMBER         NAME
     28-03570            AXA (on behalf of Alliance Capital Management, L.P.)
     28-05508            Aronson + Johnson + Ortiz, LP
     28-1006             Barrow, Hanley, Mewhinney & Strauss, Inc.
     28-5703             BlackRock (on behalf of BlackRock Advisors, Inc.)
     28-5703             BlackRock (on behalf of BlackRock Institutional)
     28-00096            Capital Guardian Trust Company
     28-3706             Equinox Capital Management
     28-10956            Genesis Asset Managers, LLP
     28-10981            Goldman Sachs Asset Management L.P.
     28-398              Loomis, Sayles & Company, L.P.
     28-413              Lord, Abbett & Co LLC
     28-06419            Lotsoff Capital Management
     28-06748            Marsico Capital Management, LLC
     28-11450            Mondrian Investment Partners LTD
     28-290              Northern Trust Corporation (on behalf of Northern Trust
                         Investments, N.A.)
     28-03591            Numeric Investors LLC
     28-07376            Oechsle International Advisors, LLC
     28-2701             Allianz Global Investors of America L.P. (on behalf of
                         PIMCO)
     28-04643            Payden & Rygel
     28-10372            Philadelphia International Advisors, LP
     28-00969            Provident Investment Counsel
     28-00223            RCM Capital Management LLC
     28-05734            Sands Capital Management, LLC
     28-11092            TimesSquare Capital Management, LLC
     28-06683            TCW Investment Management Company
     28-05591            Walter Scott & Partners Limited
     28-10245            Western Asset Management Co.
     28-10245            Western Asset Limited